Other current assets and assets held for sale - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	€ 223	€ 20